Intangible Assets, Net (Details) - Schedule of intangible assets - Intangible Assets [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	¥ 55,711	¥ 64,520
Less: accumulated amortization	(38,300)	(34,355)
Impairment	(13,526)	(13,526)
Intangible asset	3,885	16,639
Brand name [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	18,458	27,267
Patent [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	13,708	13,708
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	12,978	12,978
Customer relationship [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	10,005	10,005
Intangible Assets [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets [Line Items]
Total cost of intangible assets	¥ 562	¥ 562